COLUMBIA SMALL CAP FUND
                                     (the "Fund")
                 Supplement to Prospectuses dated February 1, 2005 and to the Statement of Additional Information dated February 1, 2005, as revised July 12, 2005

         Effective October 10, 2005, Columbia Small Cap Fund will change its name to Columbia Small Cap Core Fund; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


SUP-47/90950-0905                                               October 5, 2005